Schedule - Valuation and Qualifying Accounts (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation allowances on deferred tax assets written off against the deferred tax assets	$ 7,588		$ 2,416
Accounts receivable allowances written off against related accounts receivables	$ 3,539	$ 6,659	3,008
Accounts receivable allowances were netted against deferred revenue			$ 5,291